Inventories Details Textuals (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Reserve for materials and supplies [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Materials and supplies reserves	$ 4.9	$ 4.6